Structured entities - Own asset securitisations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Structured entities
Loans and mortgages	£ 400,326	£ 381,433
Assets pledged against liabilities	33,769	39,156
Structured entities relating to other credit risk transfer securitisation
Structured entities
Loans and mortgages	13,226	2,687
Reduction in expected credit losses from financial guarantee contracts with consolidated structured entities	43	11
Structured entities relating to other credit risk transfer securitisation | Third parties
Structured entities
Debt securities in issue	1,175	863
Structured entities relating to covered debt programme
Structured entities
Other borrowings	2,305	3,619
Structured entities relating to covered debt programme | Loans to customers
Structured entities
Assets pledged against liabilities	9,668	11,067
Structured entities relating to lending of own issued securities | Debt securities | Lending of own issued securities
Structured entities
Assets pledged against liabilities	4,878	4,168
Structured entities relating to lending of own issued securities | Secured | Lending of own issued securities
Structured entities
Debt securities in issue	£ 4,715	£ 4,062